                 U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.
--------------------------------------------------------------------------------

1. Name and address of issuer:               LKCM FUND
                                     301 Commerce St, Suite 1600
                                        Fort Worth, TX 76102
--------------------------------------------------------------------------------

2. Name of each series or class of funds for which this notice is filed:

                                     LKCM Small Cap Equity Portfolio

--------------------------------------------------------------------------------

3. Investment Company Act File Number:       811-8352


  Securities Act File Number:  33-75116
--------------------------------------------------------------------------------

4. Last day of fiscal year for which this notice is filed:
                                                 December 31, 1995
--------------------------------------------------------------------------------

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
   declaration:                                                    [_]

--------------------------------------------------------------------------------

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A, 6):
                                             N/A
--------------------------------------------------------------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                             0
--------------------------------------------------------------------------------

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                             0
--------------------------------------------------------------------------------

9. Number and aggregate sale price of securities sold during the fiscal year:

                                3,540,654    $44,760,462
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                3,540,654    $44,760,462
--------------------------------------------------------------------------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction b.7):

--------------------------------------------------------------------------------

12. Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):                         $    44,760,462
                                                              ------------------

     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment plans
           (from Item 11, if applicable):                     +
                                                              ------------------

     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                                         7,731,384
                                                              ------------------

     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as a
           reduction to filing fees pursuant
           to rule 24e-2(if aplicable):                      +
                                                             -------------------

     (v)   Net aggregate price of securities sold and
           issued during the fiscal year in reliance on
           rule 24f-2 [line (I), plus line (ii),
           less line (iii), plus line (iv)] if applicable:         37,029,078
                                                             -------------------

     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see instruction C.6):              x     .000344827
                                                             -------------------

     (vii) Fee due [line (I) or line (v)  multiplied
           by line (vi)]:                                          $12,769
                                                             -------------------


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

--------------------------------------------------------------------------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                   [_]
    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                         -------------------------------------------------------

                         John M. Corcoran  Assistant Treasurer
                         ----------------------------------------

Date
    -------------------

     *Please print the name and title of the signing officer below the signature.

                     STRADLEY, RONON, STEVENS & YOUNG, LLP
                           2600 One Commerce Square
                                (215) 564-8000

Direct Dial:
(215) 564-8101




                               February 9, 1996

LKCM Fund
301 Commerce Street
Suite 1600
Fort Worth, TX  76102


          Re:  LKCM Fund
               ---------


Gentlemen:

          You have requested our opinion with respect to the shares of beneficial interest sold by LKCM Fund (the "Fund") during its fiscal year ended December 31, 1995, in connection with the Notice being filed by the Fund pursuant to Rule 24f-2 under the Investment Company Act of 1940. You have represented that a total of 3,540,654 shares were sold by the Fund during said fiscal year, all of which were sold in reliance upon Rule 24f-2.

          Based upon our review of such records, documents, and representations as we have deemed relevant, it is our opinion that the shares of beneficial interest of the Fund sold and issued by the Fund during its fiscal year ended December 31, 1995, in reliance upon the registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, were legally issued, fully paid and non-assessable.

          We hereby consent to the filing of this opinion as an exhibit to the "Rule 24f-2 Notice" being filed by the Fund, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the various states in which shares of the Fund are offered, and we further consent to reference in the Prospectus of the Fund

LKCM Fund
February 9, 1996
Page 2



to the fact that this opinion concerning the legality of the issue has been rendered by us.

                                        Very truly yours,

                                        STRADLEY, RONON, STEVENS & YOUNG, LLP

                                        By: /s/ Audrey C. Talley
                                            ----------------------
                                               Audrey C. Talley



ACT/pj
cc:  Jacqui Brownfield
     Helen A. Robichaud, Esq.